Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 45,520,340
Previously Paid Amount	0.00
Total Fee Amount	6,286.36
Total Offset Amount	0.00
Net Fee	6,286.36
Narrative - Max Aggregate Offering Price	$ 45,520,340
Final Prospectus	true